Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - At the Market Offering [Member] - USD ($) $ in Billions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock issuance costs		$ 0.7	$ 0.3
Pieris Pharmaceuticals, Inc. [Member]
Stock issuance costs	$ 0.7